SCHEDULE OF OUTSTANDING WARRANTS (Details)			6 Months Ended
		Mar. 27, 2023 shares	Jun. 30, 2023 $ / shares shares	Jun. 30, 2023 $ / shares shares	Jun. 30, 2023 ₪ / shares shares
IfrsStatementLineItems [Line Items]
Number of warrants outstanding			10,241,031	10,241,031	10,241,031
Warrants one [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding		221,100	2,658,313	2,658,313	2,658,313
Expiry date		Apr. 26, 2026	Nov. 10, 2025
Exercise price | (per share)			$ 1.93		₪ 7.1418	[1]
Warrants two [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding		1,084,562	1,366,631	1,366,631	1,366,631
Expiry date		May 06, 2026	Dec. 24, 2025
Exercise price | (per share)	[1]		$ 1.93		₪ 7.1418
Warrants three [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding			221,100	221,100	221,100
Expiry date			Apr. 22, 2026
Exercise price | (per share)	[2]		$ 7.84		₪ 29.025
Warrants four [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding			1,084,562	1,084,562	1,084,562
Expiry date			May 06, 2026
Exercise price | (per share)	[2]		$ 7.84		₪ 29.025
Warrants five [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding			1,661,366	1,661,366	1,661,366
Expiry date			Nov. 08, 2024
Exercise price | (per share)			$ 1.60	$ 2.04
Warrants six [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding			1,034,463	1,034,463	1,034,463
Expiry date			Mar. 13, 2025
Exercise price | (per share)			$ 1.75	$ 2.35
Warrants seven [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding			2,214,596	2,214,596	2,214,596
Expiry date			Jun. 15, 2025
Exercise price | (per share)			$ 2.20	$ 2.93

[1]	On March 31, 2021, warrant holders and the Company, agreed that the exercise price of CAD$2.70 would be payable in New Israeli Shekels. The exercise price is NIS 7.1418 per warrant.
[2]	On June 30, 2021, warrant holders and the Company, agreed that the exercise price of CAD$11.04 would be payable in New Israeli Shekels. The exercise price is NIS 29.025 per warrant. On March 27, 2023, the expiry dates of a total of 221,100 share purchase warrants were extended by three years to April 26, 2026, and the expiry dates of a total of 1,084,562 share purchase warrants were extended by three years to May 6, 2026.